Troubled Debt Restructures - Breakdown of Types of Concessions Made by Loan Class (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	4	10	10
Pre-Modification Outstanding Recorded Investment	$ 482	$ 684	$ 1,326
Post-Modification Outstanding Recorded Investment	$ 328	$ 673	$ 1,326
Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract			1
Pre-Modification Outstanding Recorded Investment			$ 32
Post-Modification Outstanding Recorded Investment			$ 32
Extended Maturity [Member] | Consumer Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract			1
Pre-Modification Outstanding Recorded Investment			$ 32
Post-Modification Outstanding Recorded Investment			$ 32
Other Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	4	10	9
Pre-Modification Outstanding Recorded Investment	$ 482	$ 684	$ 1,294
Post-Modification Outstanding Recorded Investment	$ 328	$ 673	$ 1,294
Other Payment Terms [Member] | Commercial Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		2
Pre-Modification Outstanding Recorded Investment		$ 46
Post-Modification Outstanding Recorded Investment		$ 44
Other Payment Terms [Member] | Real Estate - Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract			3
Pre-Modification Outstanding Recorded Investment			$ 424
Post-Modification Outstanding Recorded Investment			$ 424
Other Payment Terms [Member] | Other Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		1
Pre-Modification Outstanding Recorded Investment		$ 55
Post-Modification Outstanding Recorded Investment		$ 55
Other Payment Terms [Member] | Real Estate - Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	4	6	6
Pre-Modification Outstanding Recorded Investment	$ 482	$ 530	$ 870
Post-Modification Outstanding Recorded Investment	$ 328	$ 521	$ 870
Other Payment Terms [Member] | Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		1
Pre-Modification Outstanding Recorded Investment		$ 53
Post-Modification Outstanding Recorded Investment		$ 53